Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
2022	$ 882
2024	500
2024	974
Thereafter	6,971
Unamortized discount and debt issuance costs	(98)	$ (56)
Total	$ 9,229